Allowance for Credit Losses - Commercial real estate loan portfolio (Details) - Commercial real estate - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 6,220,653	$ 5,722,372
Percent of total of real estate securing the credit	100.00%	100.00%
Commercial real estate construction development
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 1,170,201	$ 1,313,984
Percent of total of real estate securing the credit	18.80%	23.00%
Hotel
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 1,074,069	$ 1,080,706
Percent of total of real estate securing the credit	17.30%	18.90%
Multi-family
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 685,212	$ 310,115
Percent of total of real estate securing the credit	11.00%	5.40%
Lot development: residential and commercial lots
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 618,209	$ 513,760
Percent of total of real estate securing the credit	9.90%	9.00%
Retail multi-tenant
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 528,793	$ 738,874
Percent of total of real estate securing the credit	8.50%	12.90%
Warehouse
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 455,265	$ 435,783
Percent of total of real estate securing the credit	7.30%	7.60%
Office/Professional buildings
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 440,909	$ 416,014
Percent of total of real estate securing the credit	7.10%	7.30%
1 - 4 family construction
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 398,320	$ 338,832
Percent of total of real estate securing the credit	6.40%	5.90%
Owner occupied real estate
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 372,333	$ 270,584
Percent of total of real estate securing the credit	6.00%	4.70%
Commercial leased properties
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 339,397	$ 194,023
Percent of total of real estate securing the credit	5.50%	3.40%
Farmland
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 137,945	$ 109,697
Percent of total of real estate securing the credit	2.20%	1.90%